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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary B. Keefe                            Chicago, IL       February 10, 2009
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          4

Form 13F Information Table Value Total:    $31,471
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   ---------------   ----
 1    028-11405         Nuveen Investments, Inc.

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
                                                                                                            -VOTING AUTHORITY-
                                                                  VALUE SHARES/ SH/ PUT/ INVSTMT            ------------------
  NAME OF ISSUER                      -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-  SOLE  SHARED NONE
  ----------------------------------- ---------------- --------- ------ ------- --- ---- ------- ---------- ------ ------ ----
D ISHARES BARCLAYS US TIPS FUND       com              464287176  13199  133000 sh        sole              133000
D ISHARES MSCI EMERGING MKTS INDEX    com              464287234   4567  182900 sh        sole              182900
D ISHARES DOW JONES REAL ESTATE INDEX com              464287739   7115  191100 sh        sole              191100
D ISHARES MSCI EAFE GROWTH INDEX FUND com              464288885   6590  145000 sh        sole              145000